Fair Value Measurements and Hierarchy - Companys financial liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements and Hierarchy
Financial liabilities	$ 1,517	$ 11,383
Fair Value, Recurring [Member] | Public Warrants
Fair Value Measurements and Hierarchy
Financial liabilities	1,477	10,881
Fair Value, Recurring [Member] | Private Placement Warrants
Fair Value Measurements and Hierarchy
Financial liabilities	40	502
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Warrants
Fair Value Measurements and Hierarchy
Financial liabilities	1,477	10,881
Fair Value, Recurring [Member] | Level 3 | Private Placement Warrants
Fair Value Measurements and Hierarchy
Financial liabilities	$ 40	$ 502